Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Current	¥ 44,789	¥ 44,722
Non-current	5,852	11,223
Accrued investment income	50,641	55,945
Bank Deposits [member]
Disclosure of financial assets [Line Items]
Accrued investment income	24,942	35,763
Debt securities [member]
Disclosure of financial assets [Line Items]
Accrued investment income	21,423	17,642
Other assets [member]
Disclosure of financial assets [Line Items]
Accrued investment income	¥ 4,276	¥ 2,540